Financial Instruments And Financial Risk Management - Summary of Short term Loan Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Short Term Loan Receivable [Line Items]
Interest receivable	$ 747	$ 921
Total Loans receivable, short-term	1,312	2,438
Lighthouse [Member]
Disclosure Of Short Term Loan Receivable [Line Items]
Short-term loans receivable	$ 565	$ 1,517